EQ ADVISORS TRUSTSM

EQ/PIMCO Ultra Short Bond Portfolio

SUPPLEMENT DATED MARCH 13, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

The following changes are being made to the Summary Prospectus, Prospectus and SAI:

Andrew Wittkop of Pacific Investment Management Company, LLC no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/PIMCO Ultra Short Bond Portfolio. All references to Andrew Wittkop in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “EQ/PIMCO Ultra Short Bond Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Since
Jerome Schneider	Managing Director and Portfolio Manager of PIMCO	2011
Mike Cudzil	Managing Director and Portfolio Manager of PIMCO	2026
Nathan Chiaverini	Senior Vice President of PIMCO	2026

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Pacific Investment Management Company LLC” is amended by deleting the second paragraph in its entirety and replacing it with the following:

Jerome M. Schneider, Mike Cudzil and Nathan Chiaverini are members of the team responsible for the investment decisions for the EQ/PIMCO Ultra Short Bond Portfolio.

Jerome M. Schneider is a managing director and portfolio manager and the head of PIMCO’s short-term and funding desk. He joined PIMCO in 2008.

Mike Cudzil is a managing director and generalist portfolio manager. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. He also serves as a senior member of the total return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. He joined PIMCO in 2012.

Nathan Chiaverini is a senior vice president and portfolio manager on the short-term desk. He joined PIMCO in 2012.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Pacific Investment Management Company LLC” is amended to include the following information:

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of January 31, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/PIMCO Ultra Short Bond Portfolio
Mike Cudzil	39	$104,387M	16	$13,730M	62	$47,503M	0	N/A	4	$10,078M	5	$1,103M
Nathan Chiaverini	4	$27,582M	1	$83M	21	$9,063M	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of January 31, 2026

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/PIMCO Ultra Short Bond Portfolio
Mike Cudzil	X
Nathan Chiaverini	X